OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of intangible assets [text block] [Abstract]
Disclosure of detailed information about intangible assets [text block]
	Brands £m	Core deposit intangible £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:
At 1 January 2018	596	2,770	1,017	538	2,940	7,861
Additions	–	–	–	–	1,046	1,046
Disposals	–	–	(15)	–	(55)	(70)
At 31 December 2018	596	2,770	1,002	538	3,931	8,837
Exchange and other adjustments	–	–	–	–	4	4
Additions	–	–	–	–	1,033	1,033
Disposals	–	–	–	–	(10)	(10)
At 31 December 2019	596	2,770	1,002	538	4,958	9,864
Accumulated amortisation:
At 1 January 2018	193	2,770	355	519	1,189	5,026
Charge for the year	23	–	71	19	400	513
Disposals	–	–	(15)	–	(34)	(49)
At 31 December 2018	216	2,770	411	538	1,555	5,490
Exchange and other adjustments	–	–	–	–	4	4
Charge for the year	–	–	70	–	496	566
Disposals	–	–	–	–	(4)	(4)
At 31 December 2019	216	2,770	481	538	2,051	6,056
Balance sheet amount at 31 December 2019	380	–	521	–	2,907	3,808
Balance sheet amount at 31 December 2018	380	–	591	–	2,376	3,347